Submission	Jul. 01, 2026
Submission [Line Items]
Central Index Key	0000890394
Registrant Name	Peraso Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A